Segment information - Schedule of segment information (Details) - EUR (€)		3 Months Ended		12 Months Ended
		Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenue				€ 535,004,000	€ 361,465,000	€ 248,921,000
Advertising spend				317,323,000	223,550,000	149,974,000
ROAS contribution				217,681,000	137,915,000	98,947,000
Costs and expenses:
Cost of revenue, including related party, excluding amortization	[1],[2]			12,691,000	11,500,000	10,133,000
Other selling and marketing, including related party				24,701,000	25,646,000	28,281,000
Technology and content, including related party	[1],[2],[3]			54,921,000	52,374,000	64,258,000
General and administrative, including related party	[1],[2],[3]			60,852,000	38,208,000	40,935,000
Amortization of intangible assets	[3]			136,000	136,000	373,000
Goodwill and intangible assets impairment loss		€ 100,400,000	€ 84,200,000	184,642,000	0	207,618,000
Operating income/(loss)				(120,262,000)	10,051,000	(252,651,000)
Other income/(expense)
Interest expense				(51,000)	(389,000)	(270,000)
Other, net				66,000	13,628,000	(212,000)
Total other income/(expense), net				15,000	13,239,000	(482,000)
Income (loss) before income taxes				(120,247,000)	23,290,000	(253,133,000)
Expense/(benefit) for income taxes				6,570,000	12,586,000	(8,494,000)
Income/(loss) before equity method investment				(126,817,000)	10,704,000	(244,639,000)
Loss from equity method investment				(401,000)	0	(739,000)
Net income/(loss)				(127,218,000)	10,704,000	(245,378,000)
Operating Segments | Developed Europe
Segment Reporting Information [Line Items]
Revenue				237,692,000	163,700,000	102,899,000
Advertising spend				149,823,000	106,984,000	60,784,000
ROAS contribution				87,869,000	56,716,000	42,115,000
Operating Segments | Americas
Segment Reporting Information [Line Items]
Revenue				216,406,000	140,143,000	89,341,000
Advertising spend				131,638,000	94,096,000	56,979,000
ROAS contribution				84,768,000	46,047,000	32,362,000
Operating Segments | Rest of World
Segment Reporting Information [Line Items]
Revenue				67,692,000	45,599,000	46,125,000
Advertising spend				35,862,000	22,470,000	32,211,000
ROAS contribution				31,830,000	23,129,000	13,914,000
Corporate & Eliminations
Segment Reporting Information [Line Items]
Revenue				13,214,000	12,023,000	10,556,000
Advertising spend				0	0	0
ROAS contribution				13,214,000	12,023,000	10,556,000
Referral revenue
Segment Reporting Information [Line Items]
Revenue				521,790,000	349,442,000	238,365,000
Referral revenue | Operating Segments | Developed Europe
Segment Reporting Information [Line Items]
Revenue				237,692,000	163,700,000	102,899,000
Referral revenue | Operating Segments | Americas
Segment Reporting Information [Line Items]
Revenue				216,406,000	140,143,000	89,341,000
Referral revenue | Operating Segments | Rest of World
Segment Reporting Information [Line Items]
Revenue				67,692,000	45,599,000	46,125,000
Referral revenue | Corporate & Eliminations
Segment Reporting Information [Line Items]
Revenue				0	0	0
Subscription revenue
Segment Reporting Information [Line Items]
Revenue				3,398,000	3,914,000	7,657,000
Subscription revenue | Operating Segments | Developed Europe
Segment Reporting Information [Line Items]
Revenue				0	0	0
Subscription revenue | Operating Segments | Americas
Segment Reporting Information [Line Items]
Revenue				0	0	0
Subscription revenue | Operating Segments | Rest of World
Segment Reporting Information [Line Items]
Revenue				0	0	0
Subscription revenue | Corporate & Eliminations
Segment Reporting Information [Line Items]
Revenue				3,398,000	3,914,000	7,657,000
Other revenue
Segment Reporting Information [Line Items]
Revenue				9,816,000	8,109,000	2,899,000
Other revenue | Operating Segments | Developed Europe
Segment Reporting Information [Line Items]
Revenue				0	0	0
Other revenue | Operating Segments | Americas
Segment Reporting Information [Line Items]
Revenue				0	0	0
Other revenue | Operating Segments | Rest of World
Segment Reporting Information [Line Items]
Revenue				0	0	0
Other revenue | Corporate & Eliminations
Segment Reporting Information [Line Items]
Revenue				€ 9,816,000	€ 8,109,000	€ 2,899,000

[1]

	Year ended December 31,
	2022	2021	2020
(1) Includes share-based compensation as follows:
Cost of revenue	€198	€257	€243
Selling and marketing	737	1,104	1,169
Technology and content	2,969	3,897	3,808
General and administrative	11,438	12,003	9,859

[2]

(3) Includes related party expense as follows:
Cost of revenue	€—	€—	€(32)
Selling and marketing	97	111	133
Technology and content	541	48	97
General and administrative	1	—	31

[3]

(2) Includes amortization as follows:
Amortization of internal use software costs included in selling and marketing	€8	€98	€188
Amortization of internal use software and website development costs included in technology and content	4,019	4,566	3,926
Amortization of internal use software costs included in general and administrative	104	313	491
Amortization of acquired technology included in amortization of intangible assets	136	136	84